Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018
Nave Celeste
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 35,000
Shinyo Ocean
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,400
Shinyo Kannika
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 38,000
Two Newbuild Japanese VLCCs
Other Commitments [Line Items]
Number of vessels		2
Term of finance lease		12 years
First Newbuild Japanese VLCC
Other Commitments [Line Items]
Date of delivery	Q3 2020
Second Newbuild Japanese VLCC
Other Commitments [Line Items]
Date of delivery	Q4 2020